RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of transactions with related parties	The compensation paid or payable to the Trust’s key management personnel was as follows:

Years ended December 31,	2022	2021
Salaries, incentives and short-term benefits	$5,760	$4,793
Unit-based compensation expense including fair value adjustments	2,102	4,673
	$7,862	$9,466